One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

March 16, 2022
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333‑41180, 333‑52114, 333‑120399 and 333‑138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual and semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual and semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	February 22, 2022
AIM Growth Series (Invesco Growth Series)	0000202032	March 3, 2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 23, 2022
The Alger Portfolios	0000832566	March 3, 2022
Allspring Variable Trust	0001081402	March 9, 2022
ALPS Variable Investment Trust	0001382990	March 2, 2022
American Century Variable Portfolios, Inc.	0000814680	February 24, 2022
American Century Variable Portfolios II, Inc.	0001124155	February 24, 2022
American Funds Insurance Series	0000729528	February 28, 2022
BlackRock Variable Series Funds, Inc.	0000355916	February 25, 2022
BlackRock Variable Series Funds II, Inc.	0001738072	February 25, 2022
BNY Mellon Appreciation Fund, Inc.	0000318478	February 23, 2022
BNY Mellon Investment Portfolios	0001056707	February 10, 2022
BNY Mellon Stock Index Fund, Inc.	0000846800	February 9, 2022
BNY Mellon Variable Investment Fund	0000813383	February 10, 2022
Deutsche DWS Variable Series I	0000764797	February 25, 2022
Deutsche DWS Variable Series II	0000810573	February 25, 2022
Eaton Vance Variable Trust	0001121746	February 25, 2022

Securities and Exchange Commission
March 16, 2022
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Federated Hermes Insurance Series	0000912577	February 24, 2022
Fidelity Contrafund	0000024238	February 18, 2022
Franklin Templeton Variable Insurance Products Trust	0000837274	February 28, 2022
Goldman Sachs Variable Insurance Trust	0001046292	March 4, 2022
Guggenheim Variable Funds Trust	0000217087	March 10, 2022
Ivy Variable Insurance Portfolios	0000810016	March 3, 2022
Janus Aspen Series	0000906185	March 1, 2022
Janus Investment Fund	0000277751	March 1, 2022
JPMorgan Insurance Trust	0000909221	February 22, 2022
Legg Mason Partners Variable Equity Trust	0001176343	February 17, 2022
Legg Mason Partners Variable Income Trust	0000874835	February 25, 2022
Lord Abbett Series Fund, Inc.	0000855396	February 23, 2022
MFS® Variable Insurance Trust	0000918571	February 22, 2022
MFS® Variable Insurance Trust II	0000719269	February 23, 2022
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	February 28, 2022
Neuberger Berman Advisers Management Trust	0000736913	February 23, 2022
Northern Lights Variable Trust	0001352621	February 22, 2022 March 9, 2022 March 10, 2022 March 11, 2022
PIMCO Variable Insurance Trust	0001047304	February 28, 2022
Pioneer Variable Contracts Trust	0000930709	March 8, 2022
Putnam Variable Trust	0000822671	February 25, 2022
Royce Capital Fund	0001006387	February 24, 2022
Royce Fund	0000709364	February 25, 2022
Rydex Series Funds	0000899148	March 10, 2022
Rydex Variable Trust	0001064046	March 10, 2022
T. Rowe Price Capital Appreciation Fund	0000793347	February 18, 2022
T. Rowe Price Equity Series, Inc.	0000918294	February 11, 2022
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 11, 2022
T. Rowe Price Growth Stock Fund, Inc.	0000080257	February 18, 2022
Third Avenue Variable Series Trust	0001089107	February 28, 2022
Two Roads Shared Trust	0001552947	March 11, 2022
Unified Series Trust	0001199046	March 8, 2022
VanEck VIP Trust	0000811976	March 7, 2022
Vanguard Variable Insurance Funds	0000857490	March 1, 2022
Variable Insurance Products Fund	0000356494	February 22, 2022
Variable Insurance Products Fund II	0000831016	February 18, 2022
Variable Insurance Products Fund III	0000927384	February 18, 2022

Securities and Exchange Commission
March 16, 2022
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
Variable Insurance Products Fund IV	0000720318	February 18, 2022
Variable Insurance Products Fund V	0000823535	February 22, 2022
Victory Portfolios	0000802716	March 3, 2022
Virtus Asset Trust	0001018593	March 7, 2022
Virtus Variable Insurance Trust	0000792359	March 7, 2022
Voya Investors Trust	0000837276	March 4, 2022
Voya Variable Products Trust	0000916403	March 4, 2022

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company